As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21345

NorCap Funds, Inc.
(Exact name of registrant as specified in charter)

8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Daniel T. Murphy
President
NorCap Funds, Inc.
8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Name and address of agent for service)

(608) 831-8018
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

	Schedule of Investments
	September 30, 2005
	Norcap Growth Fund

Shares		Value
	COMMON STOCKS - 99.96%
	Aerospace & Defense - 1.46%
5,250	Lockheed Martin Corporation (a)	320,460
	Biotechnology - 4.07%
16,175	Boston Scientific Corporation (a)	378,010
3,100	Genzyme Corporation (a)	222,084
6,050	Gilead Sciences, Inc. (a)	294,998
		895,092
	Business Services - 3.12%
8,850	Cintas Corporation	363,292
8,100	First Data Corporation	324,000
		687,292
	Computers & Peripherals - 4.19%
19,341	Dell, Inc. (a)	661,462
20,225	EMC Corporation (a)	261,712
		923,174
	Cosmetics & Toiletries - 4.74%
8,575	Colgate-Palmolive Company	452,674
9,925	The Procter & Gamble Company	590,141
		1,042,815
	Diversified Manufacturing - 1.85%
14,650	Tyco International Ltd.[f]	408,003
	E-Commerce - 1.31%
7,000	eBay, Inc. (a)	288,400
	Electronics - 2.10%
14,975	Jabil Circuit, Inc. (a)	463,027
	Financial Services - 5.78%
14,200	Citigroup, Inc.	646,384
2,475	The Goldman Sachs Group, Inc.	300,911
4,225	The Hartford Financial Services Group, Inc.	326,043
		1,273,338
	Food & Beverages - 4.42%
10,125	PepsiCo, Inc.	574,189
12,750	Sysco Corporation	399,967
		974,156
	Health Care Services & Products - 11.33%
6,025	Guidant Corporation	415,062
5,975	Johnson & Johnson	378,098
11,625	Medtronic, Inc.	623,332
5,475	Quest Diagnostics Incorporated	276,707
9,825	Stryker Corporation	485,650
5,600	UnitedHealth Group, Inc.	314,720
		2,493,569
	Household Durables - 0.99%
2,125	Harman International Industries, Incorporated	217,324
	Internet Software & Services - 1.97%
12,850	Yahoo!, Inc. (a)	434,844
	Leisure & Gaming - 1.80% [f]
7,925	Carnival Corporation	396,091
	Multi-Industry - 7.83%
31,475	Cendant Corporation	$649,644
31,875	General Electric Company	1,073,231
		1,722,875
	Multi-Media - 5.33%
18,750	Comcast Corporation - Class A (a)	550,875
17,825	News Corporation - Class B	294,112
12,375	Univision Communications, Inc. - Class A (a)	328,309
		1,173,296
	Networking Products - 4.25%
52,150	Cisco Systems, Inc. (a)	935,049
	Oil & Gas - 2.37%
4,675	Exxon Mobil Corporation	297,050
4,700	Praxair, Inc.	225,271
		522,321
	Pharmaceuticals - 5.48%
2,350	Allergan, Inc.	215,307
21,575	Pfizer, Inc.	538,728
9,775	Wyeth	452,289
		1,206,324
	Retail - 4.87%
6,275	Kohl's Corporation. (a)	314,880
6,600	Lowe's Companies, Inc.	425,040
7,625	Walgreen Co.	331,306
		1,071,226
	Savings & Loans - 1.43%
8,050	Washington Mutual, Inc.	315,721
	Semiconductors - 6.18%
33,550	Intel Corporation	827,008
14,175	Linear Technology Corporation	532,838
		1,359,846
	Software - 8.46%
7,800	Adobe Systems Incorporated	232,830
42,300	Microsoft Corporation	1,088,379
43,750	Oracle Corporation (a)	542,062
		1,863,271
	Telecommunications - 3.51%
10,475	QUALCOMM, Inc.	468,756
12,765	Sprint Nextel Corporation	303,552
		772,308
	Transportation - Rail - 1.12%
6,075	Norfolk Southern Corporation	246,402
	TOTAL COMMON STOCKS (Cost $21,288,968)	22,006,224

	WARRANTS & RIGHTS - 0.00%
5,475	Seagate Technology, Inc. Tax Refund Rights (1)	0
	TOTAL WARRANTS & RIGHTSS (Cost $0)	0

	Total Investments (Cost $21,288,968) - 99.96%	22,006,224
	Other Assets in Excess of Liabilities - 0.04%	8,488
	TOTAL NET ASSETS - 100.00%	22,014,712

(a)	Non Income Producing Security.
[f]	Foreign Security.
(1)	Illiquid Security.

Note:	As of September 30, 2005, the aggregate cost of securities for Federal income tax purposes was
	$21,356,301 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized appreciation	$1,685,369
	Unrealized depreciation	$(1,035,446)

	Net unrealized appreciation	$649,923

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NorCap Funds, Inc.

By (Signature and Title) /s/Daniel T. Murphy
Daniel T. Murphy, President

Date 11/15/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Daniel T. Murphy
Daniel T. Murphy, President

Date 11/15/2005

By (Signature and Title) /s/Sarah M. Lucas
Sarah M. Lucas, Treasurer

Date 11/15/2005